Schedule of details borrowings (Details)	12 Months Ended
Jun. 30, 2025 SGD ($)
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 600,000
Borrowings interest rate	2.50%
Borrowing maturity date	October 2025
Term loan #2 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 1,000,000
Borrowings interest rate	2.75%
Borrowing maturity date	October 2025
Term loan #3 [Member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 600,000
Borrowings interest rate	2.75%
Borrowing maturity date	November 2025
Term loan #4 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 700,000
Borrowings interest rate	2.50%
Borrowing maturity date	November 2025
Term loan #6 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 1,400,000
Borrowings interest rate	2.25%
Borrowing maturity date	April 2026
Term loan #7 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 1,000,000
Borrowings interest rate	2.75%
Borrowing maturity date	October 2025
Term loan #9 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 850,000
Borrowings interest rate	2.25%
Borrowing maturity date	April 2026
Term loan #10 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 600,000
Borrowings interest rate	2.75%
Borrowing maturity date	November 2025
Term loan #10 One [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 1,000,000
Borrowings interest rate	3.00%
Borrowing maturity date	November 2025
Term loan #10 two [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 500,000
Borrowings interest rate	2.50%
Borrowing maturity date	March 2026
Term loan #10 three [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 529,890
Borrowings interest rate	1.53%
Borrowing maturity date	December 2035
Term loan #10 four [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 501,670
Borrowings interest rate	1.53%
Borrowing maturity date	December 2035
Term loan #11 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 400,000
Borrowings interest rate	2.25%
Borrowing maturity date	January 2026
Term loan #11 one [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 1,500,000
Borrowings interest rate	2.50%
Borrowing maturity date	December 2025
Term loan #12 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 4,000,000
Borrowings interest rate	4.30%
Borrowing maturity date	One-month term, upon maturity